Subsequent events (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions			6 Months Ended	12 Months Ended
	Aug. 08, 2025	Jul. 18, 2025	Jun. 30, 2025	Dec. 31, 2024
Kabanga Nickel Limited
Disclosure of non-adjusting events after reporting period [line items]
Percentage of Ownership (%)			83.00%	83.00%
Major business combination | First Deferred Cash Payment
Disclosure of non-adjusting events after reporting period [line items]
Period minimum to receive deferred cash payment		12 months
Major business combination | Second Deferred Cash Payment
Disclosure of non-adjusting events after reporting period [line items]
Period minimum to receive deferred cash payment		12 months
Major business combination | Kabanga Nickel Limited
Disclosure of non-adjusting events after reporting period [line items]
Percentage of Ownership (%)		100.00%
Percentage of control of project		100.00%
Total consideration amount		$ 10
Aggregate funding		$ 250
Reference share price (in dollars per share)		$ 4.16
Reference amount		$ 28
Maximum amount of payment for contingent consideration arrangements		83
Maximum payment amount, resettlement action plan triggering event		$ 75
Major business combination | Kabanga Nickel Limited | First Deferred Cash Payment
Disclosure of non-adjusting events after reporting period [line items]
Period payable for fixed cash payment		30 days
Major business combination | Kabanga Nickel Limited | Second Deferred Cash Payment
Disclosure of non-adjusting events after reporting period [line items]
Period payable for fixed cash payment		30 days
Major business combination | Kabanga Nickel Limited | BHP
Disclosure of non-adjusting events after reporting period [line items]
Interest held		17.00%
Entering into significant commitments or contingent liabilities | Kabanga Nickel Limited | Senior Secured Bridge Loan Facility
Disclosure of non-adjusting events after reporting period [line items]
Borrowing capacity	$ 60
Option to extend term	6 months
Interest rate	9.25%
Arrangement fee percentage	2.25%
Commitment fee percentage	2.50%
Warrants issued (in shares)	2.5
Exercise price, warrants (in dollars per share)	$ 5.42
Warrants exercise price, percentage	125.00%
VWAP period	30 days
Expiration period	5 years